(30) FINANCE INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2019
Finance Income Expenses [Abstract]
FINANCE INCOME (EXPENSES)

 (30)  FINANCE INCOME (EXPENSES)

	2019	2018	2017
Finance Income
Income from financial investments	263,241	222,773	457,255
Late payment interest and fines	312,450	276,350	265,455
Adjustment for inflation of tax credits	35,328	14,819	19,623
Adjustment for inflation of escrow deposits	33,721	37,322	49,502
Adjustment for inflation and exchange rate changes	62,969	70,201	60,999
Discount on purchase of ICMS credit	23,605	33,779	16,386
Adjustments to the sector financial asset (note 8)	88,079	80,240	-
PIS and COFINS on other finance income	(46,035)	(46,217)	(48,322)
PIS and COFINS on interest on capital	(32,040)	(39,355)	(27,798)
Other	162,285	112,503	87,214
Total	903,575	762,413	880,314

Finance expenses
Interest on debts	(1,130,447)	(1,328,693)	(1,661,060)
Adjustment for inflation and exchange rate changes	(295,189)	(368,141)	(540,053)
(-) Capitalized interest	25,641	28,606	50,543
Adjustments to the sector financial liability (note 8)	-	-	(82,333)
Use of public asset	(12,911)	(17,759)	(8,048)
Others	(216,916)	(179,114)	(126,917)
Total	(1,629,822)	(1,865,100)	(2,367,868)

Finance expenses, net	(726,247)	(1,102,687)	(1,487,554)

Interests were capitalized at an average rate of 8.09% p.a. in 2019 (8.27% p.a. in 2018 and 8.54% p.a. in 2017) on qualifying assets, in accordance with IAS 23.

In line item of Adjustment for inflation and exchange rate changes includes the effects of gains of R$207,055 (R$ 617,545 at 2018 and losses of R$ 235,852 in 2017) on derivative instruments (note 35).